SHARE OPTIONS (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of options		2,000,000
Weighted-average remaining contractual life of options outstanding		3 years 11 months 26 days	4 years 11 months 23 days
Share based payments continuing operations | $		$ 324,000	$ 1,316,000	$ 2,069,000
Vesting conditions		The options vest following a period of service by the officer or employee. The required period of service is determined by the Board or any other relevant delegated committee at the date of grant of the options (usually the date of approval by the Compensation Committee) and it is generally over a two to four-year period.
Contractual life		The term of an option is determined by the Board of Directors, typically through its Remuneration Committee and Employee Compensation Committee, provided that the term may not exceed ten years from the date of grant. All options will terminate 90 days after termination of the option holder’s employment, service or consultancy with the Group (or one year after such termination because of death or disability) except where a longer period is approved by the Board of Directors. Under certain circumstances involving a change in control of the Group, the Board may accelerate the exercisability and termination of options.
ADR to ordinary shares ratio	the Company adjusted its ADS ratio from 1 ADS: 4 ordinary shares to 1 ADS: 20 ordinary shares
Expected dividend yield percentage		0.00%
Number of share options granted		0
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of options		40,017,505	40,506,672	46,914,672	44,814,672
Opening share price | $ / shares		$ 0.04	$ 0.1	$ 0.24
Closing share price | $ / shares		$ 0.04	$ 0.04	$ 0.11
Number of share options granted			12,100,000	19,600,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of options		2,000,876	2,025,334	2,345,734	2,240,734
Opening share price | $ / shares		$ 0.89	$ 2	$ 4.8
Closing share price | $ / shares		$ 0.79	$ 0.88	$ 2.15
Number of share options granted			605,000	980,000